ASSET MANAGEMENT FUND

Money Market Fund
Ultra Short Mortgage Fund
Ultra Short Fund
Short U.S. Government Fund
Intermediate Mortgage Fund
U.S. Government Mortgage Fund
Large Cap Equity Fund

SUPPLEMENT DATED AUGUST 11, 2009
TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2009,
AS SUPPLEMENTED JUNE 25, 2009

The section “Investment Adviser – Portfolio Managers” on pages 35-37 is deleted and replaced with the following:

Portfolio Managers

The portfolio managers of the Investment Adviser manage the Funds’ investments as a team.  The portfolio managers responsible for the day-to-day management of each Fund’s investments, except the Large Cap Equity Fund, are David F. Adamson, Maggie Bautista, Sean Kelleher and David Woods.  The portfolio managers responsible for the day-to-day management of the Large Cap Equity Fund’s investments are John J. McCabe and Mark F. Trautman.  The table below shows other accounts for which the portfolio managers of the Funds are responsible for the day-to-day portfolio management as of March 31, 2009 (as of July 6, 2009 with respect to Mr. Kelleher).

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Advisory Fee Based on Performance

David F. Adamson	Registered investment companies:	0	0	0
	Other pooled investment vehicles:	0	0	0
	Other advisory accounts:	1	$84,000,000	0

Maggie Bautista	Registered investment companies:	0	0	0
	Other pooled investment vehicles:	0	0	0
	Other advisory accounts:	1	$84,000,000	0

Sean Kelleher	Registered investment companies:	0	0	0
	Other pooled investment vehicles:	0	0	0
	Other advisory accounts:	1	$84,000,000	0

Name of Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed with Advisory Fee Based on Performance

David Woods	Registered investment companies:	0	0	0
	Other pooled investment vehicles:	0	0	0
	Other advisory accounts:	1	$84,000,000	0

Mark F. Trautman	Registered investment companies:	0	0	0
	Other pooled investment vehicles:	0	0	0
	Other advisory accounts:	0	0	0

John J. McCabe	Registered investment companies:	0	0	0
	Other pooled investment vehicles:	0	0	0
	Other advisory accounts:	0	0	0

Investment decisions for each Fund are made independently from those for the other Funds and other accounts advised by the Investment Adviser.  It may happen, on occasion, that the same security is held in one Fund and in another Fund or in another account advised by the Investment Adviser.  Simultaneous transactions are likely when several portfolios are advised by the same investment adviser, particularly when a security is suitable for the investment objectives of more than one of such accounts.  When two or more Funds or accounts advised by the Investment Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective Funds or accounts, both as to amount and price, in accordance with a method deemed equitable to each Fund or account.  In some cases, this system may adversely affect the price paid or received by a Fund or the size of the security position obtainable for such Fund.

The compensation of the portfolio managers for each Fund consists of a base salary which is typically augmented by annual subjective bonus payments.  During cycles of rapidly rising assets under management, aggregate annual bonus compensation may exceed base salary compensation.  In periods of rapidly declining assets under management, the opposite may be true.  Bonus incentives can also be affected by long term risk-adjusted return performance.

The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager as of March 31, 2009 (as of July 6, 2009 with respect to Mr. Kelleher):

Dollar Range of Equity Securities in the Funds
Portfolio Manager	Money Market Fund	Ultra Short Mortgage Fund	Ultra Short Fund	Short U.S. Government Fund	Intermediate Mortgage Fund	U.S. Government Mortgage Fund	Large Cap Equity Fund
David F. Adamson	None	None	None	$50,001-$100,000	None	None	$1-$10,000
Maggie Bautista	None	None	None	None	None	None	$1-$10,000
Sean Kelleher	None	None	None	None	None	None	None
David Woods	None	None	None	None	None	None	None
Mark F. Trautman	None	None	None	None	None	None	$100,001-$500,000
John J. McCabe	None	None	None	None	None	None	$100,001-$500,000

ASSET MANAGEMENT FUND
230 W. Monroe Street
Chicago, Illinois 60606

Please retain this supplement with your Statement of Additional Information for future reference.